3. ASSET RETIREMENT OBLIGATIONS (Tables)	9 Months Ended	12 Months Ended
	May 31, 2014	Aug. 31, 2013
BalanceEnding1
Schedule of Asset Retirement Obligation

The following table summarizes amounts comprising the Company’s asset retirement obligations as of May 31, 2014:

Asset Retirement Obligations
Balance, August 31, 2012	$7,137,716
Liabilities incurred (acquired)	9,436,526
Accretion expense	572,508
Liabilities (settled)	––
Changes in asset retirement obligations	––
Balance, August 31, 2013	17,146,750
Liabilities incurred (acquired)	––
Accretion expense	517,139
Liabilities (settled)	––
Changes in asset retirement obligations	––
Total Balance, May 31, 2014	$17,663,889
Total Balance, May 31, 2014 – Current	$80,000
Total Balance, May 31, 2014 – Long Term	$17,583,889

Asset Retirement Obligations
Balance, August 31, 2011	$80,000
Liabilities incurred (acquired)	7,057,716
Accretion expense	––
Liabilities (settled)	––
Changes in asset retirement obligations	––
Balance, August 31, 2012	7,137,716
Liabilities incurred (acquired)	9,436,526
Accretion expense	572,508
Liabilities (settled)	––
Changes in asset retirement obligations	––
Total Balance, August 31, 2013	$17,146,750
Total Balance, August 31, 2013 – Current	$80,000
Total Balance, August 31, 2013 – Long Term	$17,066,750